Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2023
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
05 –
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
Net interest income
in € m.	2023	2022	2021
Interest and similar income:
Interest income on cash and central bank balances	7,048	1,936	160
Interest income on interbank balances (w/o central banks)	607	352	67
Central bank funds sold and securities purchased under resale agreements	1,069	504	273
Loans	22,032	14,238	10,650
Other	2,103	1,969	1,747
Total Interest and similar income from assets measured at amortized cost	32,857	18,999	12,897
Interest income on financial assets at fair value through other comprehensive income	1,097	798	501
Total interest and similar income calculated using the effective interest method	33,955	19,798	13,399
Financial assets at fair value through profit or loss	9,592	4,652	3,374
Total interest and similar income	43,546	24,449	16,773
Thereof: negative interest expense on financial liabilities	76	959	1,217
Interest expense:
Interest-bearing deposits	10,658	3,719	1,456
Central bank funds purchased and securities sold under repurchase agreements	388	304	148
Other short-term borrowings	310	111	71
Long-term debt	6,154	2,409	1,484
Trust preferred securities	16	13	3
Other	2,848	1,119	876
Total interest expense measured at amortized cost	20,374	7,676	4,036
Financial liabilities at fair value through profit or loss	7,051	2,791	1,619
Total interest expense	27,424	10,466	5,655
Thereof: negative interest income on financial assets	81	461	786
Net interest income	16,122	13,983	11,117

Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III program)
The Governing Council of the ECB decided on a number of modifications to the terms and conditions of its TLTRO III-refinancing program starting in the second quarter of 2020 in order to support funding of credit to households and firms and the economic disruption due to COVID-19. The Group considered the initial benefits that arose from borrowing under TLTRO III as government grant from a below-market loan under IAS 20 and recognizes subsequent benefits in accordance IFRS 9. The current interest rate on all remaining TLTRO III operations is indexed on the average applicable key ECB interest rates from November 23, 2022, onward. As of December 31, 2023, the Group has borrowed € 15.0 billion (December 31, 2022: € 33.7 billion) under the TLTRO III-refinancing program. The resulting net interest income (expense) includes € (741) million for the twelve months ended December 31, 2023 (December 31, 2022: € 211 million) under the TLTRO III program.
Net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2023	2022	2021
Trading income (loss):
FIC Sales and Trading	5,117	5,353	2,780
Other trading income (loss)	389	(2,608)	(827)
Total trading income (loss)	5,506	2,745	1,954
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	89	(43)	95
Equity Securities	(10)	47	812
Loans and loan commitments	112	(5)	18
Deposits	(5)	14	2
Others non-trading financial assets mandatory at fair value through profit and loss	31	(73)	180
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	217	(61)	1,106
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	12	(2)	11
Deposits	(0)	4	5
Long-term debt	(180)	265	48
Other financial assets/liabilities designated at fair value through profit or loss	20	11	15
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(148)	277	79
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,575	2,962	3,139

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2023	2022	2021
Net interest income	16,122	13,983	11,117
Trading income (loss)[1]	5,506	2,745	1,954
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	217	(61)	1,106
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(148)	277	79
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,575	2,962	3,139
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	21,697	16,945	14,256
Corporate Treasury Services	2,902	2,451	1,772
Institutional Client Services	957	572	328
Business Banking	1,205	697	566
Corporate Bank	5,065	3,720	2,666
FIC Sales & Trading	8,123	8,697	6,918
Remaining Products	(21)	(432)	(27)
Investment Bank	8,102	8,265	6,891
Private Bank Germany	4,156	4,619	3,114
International Private Bank	2,226	1,993	1,733
Private Bank	6,382	6,612	4,847
Asset Management	(11)	(250)	246
Corporate & Other	2,160	(1,402)	(393)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	21,697	16,945	14,256

[1] Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year’s comparatives aligned to presentation in the current year
The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division.